Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (3)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss) (6)	AIP Adjusted Core Earnings (7)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4) (5)
2022	5,081,705	5,124,209	1,095,571	1,099,614	94.31	144.86	(2.60)	133.00
2021	6,118,977	5,555,002	1,299,216	1,197,525	94.37	131.54	142.80	161.70
2020	5,415,976	5,978,424	1,395,125	1,509,021	99.37	99.56	133.30	165.20

Company Selected Measure Name	AIP adjusted core earnings
Named Executive Officers, Footnote [Text Block]	Represents the total compensation for our PEO, Ms. Zuraitis, and the average total compensation for our non-PEO NEOs from the Summary Compensation Table for 2022, 2021 and 2020.Our non-PEO NEOs include the following individuals for each year: for 2022, Mr. Conklin, Mr. Sharpe, Mr. Carley, and Mr. Desrochers; for 2021, Mr. Conklin, Mr. Sharpe, Mr. Carley, and Mr. Desrochers; and for 2020, Mr. Conklin, Mr. Sharpe, Mr. Rugenstein, and Mr. Carley.
Peer Group Issuers, Footnote [Text Block]	Represents the Total Shareholder Return for S&P 500 Insurance Industry peer group.
PEO Total Compensation Amount	$ 5,081,705	$ 6,118,977	$ 5,415,976
PEO Actually Paid Compensation Amount	$ 5,124,209	5,555,002	5,978,424
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the total compensation from the Summary Compensation Table for our PEO and the average total compensation for our non-PEO NEOs during 2022, 2021 and 2020 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K.

Reconciliation of Summary Compensation Table and Compensation Actually Paid		2022		2021		2020
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table		5,081,705	1,095,571	6,118,977	1,299,216	5,415,976	1,395,125
'- Stock and Option Awards (a)		(3,000,000)	(456,250)	(2,700,000)	(431,250)	(2,200,000)	(475,000)
Equity Award Adjustments (b)	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	3,013,866	458,634	2,605,028	416,695	2,579,334	556,967
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(290,878)	(52,691)	(605,669)	(111,510)	258,548	40,623
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	160,589	27,426	(13,771)	(2,725)	(221,493)	(40,217)
	+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	158,927	26,924	150,437	27,099	146,060	31,523
Compensation Actually Paid		5,124,209	1,099,614	5,555,002	1,197,525	5,978,424	1,509,021
(a) Represents the aggregate grant date fair value of all equity awards in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.
(b) Represents the equity award adjustments which include: the year-end fair value of any stock and option awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; the amount of the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock or option awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; for stock and option awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and the dollar value of any dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such stock award or included in any other component of total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,095,571	1,299,216	1,395,125
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,099,614	1,197,525	1,509,021
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents the total compensation from the Summary Compensation Table for our PEO and the average total compensation for our non-PEO NEOs during 2022, 2021 and 2020 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K.

Reconciliation of Summary Compensation Table and Compensation Actually Paid		2022		2021		2020
		PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table		5,081,705	1,095,571	6,118,977	1,299,216	5,415,976	1,395,125
'- Stock and Option Awards (a)		(3,000,000)	(456,250)	(2,700,000)	(431,250)	(2,200,000)	(475,000)
Equity Award Adjustments (b)	+ Year End Fair Value of Equity Awards Granted in the Applicable Year	3,013,866	458,634	2,605,028	416,695	2,579,334	556,967
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	(290,878)	(52,691)	(605,669)	(111,510)	258,548	40,623
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	160,589	27,426	(13,771)	(2,725)	(221,493)	(40,217)
	+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	158,927	26,924	150,437	27,099	146,060	31,523
Compensation Actually Paid		5,124,209	1,099,614	5,555,002	1,197,525	5,978,424	1,509,021
(a) Represents the aggregate grant date fair value of all equity awards in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.
(b) Represents the equity award adjustments which include: the year-end fair value of any stock and option awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; the amount of the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock or option awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; for stock and option awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and the dollar value of any dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such stock award or included in any other component of total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 94.31	94.37	99.37
Peer Group Total Shareholder Return Amount	144.86	131.54	99.56
Net Income (Loss)	$ (2,600,000)	$ 142,800,000	$ 133,300,000
Company Selected Measure Amount	133,000,000.00	161,700,000	165,200,000
PEO Name	Ms. Zuraitis
Additional 402(v) Disclosure [Text Block]	Total Shareholder Return for each fiscal year is based on a $100 common equity investment at the close of December 31, 2019 measuring through and including the end of the applicable year.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. Result is rounded to the nearest million dollars.Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. The Company-selected measure is AIP adjusted core earnings, which is the Company’s net income calculated in accordance with GAAP adjusted to exclude the items described in the CD&A. Result is rounded to the nearest million dollars.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AIP adjusted core earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AIP adjusted return on equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Insurance premiums and contract charges earned
PEO [Member] | Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,000,000)	$ (2,700,000)	$ (2,200,000)
PEO [Member] | Equity Award Adjustments, Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,013,866	2,605,028	2,579,334
PEO [Member] | Equity Award Adjustments, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(290,878)	(605,669)	258,548
PEO [Member] | Equity Award Adjustments, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	160,589	(13,771)	(221,493)
PEO [Member] | Equity Award Adjustments, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	158,927	150,437	146,060
Non-PEO NEO [Member] | Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(456,250)	(431,250)	(475,000)
Non-PEO NEO [Member] | Equity Award Adjustments, Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	458,634	416,695	556,967
Non-PEO NEO [Member] | Equity Award Adjustments, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(52,691)	(111,510)	40,623
Non-PEO NEO [Member] | Equity Award Adjustments, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,426	(2,725)	(40,217)
Non-PEO NEO [Member] | Equity Award Adjustments, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 26,924	$ 27,099	$ 31,523